Retirement Benefit Plans (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended				12 Months Ended						12 Months Ended					12 Months Ended
	Feb. 28, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 10, 2011	Dec. 31, 2012 Scenario, Forecast [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2011 Funded Plans [Member]	Dec. 31, 2010 Funded Plans [Member]	Dec. 31, 2011 Unfunded Plans [Member]	Dec. 31, 2010 Unfunded Plans [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit [Member]	Dec. 31, 2010 Pension Plans, Defined Benefit [Member]	Dec. 31, 2009 Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit [Member] Funded Plans [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit [Member] Unfunded Plans [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit [Member] SunCoke Energy, Inc. [Member]	Dec. 31, 2011 Postretirement Benefit Plans [Member]		Dec. 31, 2010 Postretirement Benefit Plans [Member]	Dec. 31, 2009 Postretirement Benefit Plans [Member]	Dec. 31, 2011 Postretirement Benefit Plans [Member] SunCoke Energy, Inc. [Member]	Dec. 31, 2010 Cash Contribution [Member]	Dec. 31, 2011 Profit Sharing [Member]	Dec. 31, 2010 Profit Sharing [Member]
Defined Benefit Plan Disclosure [Line Items]
Postretirement benefit liabilities		$ 200
Decline in pension and postretirement benefits liability			35	95
Estimated amortization of actuarial losses in 2012												(121)	28	58			25	29		(25)	(37)	3
Estimated amortization of prior service cost (benefit) in 2012																						(6)
Accumulated benefit obligations								1,019	1,043	83	89
Retirement benefit liabilities		48	55
Cash contribution to defined benefit plan			234																				144
Defined benefit plan contributions in shares	3.59						3.59
Defined benefit plan contributions common stock	90						90
Cash contribution to defined benefit plan						80
Target allocation percentage of assets, transfer from equity securities to fixed income securities		10.00%
Expected benefit payments through 2021					65										296	31		104	[1]
Health care cost trend rate assumption		8.00%	8.50%
Health care cost trend rate assumption to compute ABPO		5.50%	8.50%
Contributions charged against income		$ 33	$ 27	$ 28																				$ 12	$ 7

[1]	Net of premiums paid by participants.